Hotel Operating Costs - Schedule of Hotel Operating Costs (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating Expenses [Abstract]
Rental	¥ 79,597,408	$ 11,433,452	¥ 76,055,484	¥ 60,252,952
Utilities	19,119,300	2,746,316	19,264,487	16,692,172
Personnel cost	38,277,298	5,498,190	33,715,007	27,546,240
Depreciation and amortization	34,727,153	4,988,243	21,313,405	22,978,585
Consumable, food and beverage	27,666,436	3,974,035	19,275,688	13,470,072
Costs of hotel manager of franchised-and-managed hotels	96,565,044	13,870,701	70,480,306	54,291,625
Other costs of franchised-and-managed hotels	29,192,923	4,193,301	22,353,424	16,718,827
Others	13,680,917	1,965,140	11,961,462	14,916,556
Total	¥ 338,826,479	$ 48,669,378	¥ 274,419,263	¥ 226,867,029